Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the period from the Fund’s inception (November 5, 2014) through the end of the Fund’s most recent fiscal year, the Fund did not have a portfolio turnover rate, since the Fund invested only in instruments that are excluded from portfolio turnover calculations.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to the world’s most heavily traded commodities. Commodities are assets that have tangible properties, such as oil, agricultural produce or raw metals.

Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of four categories of investments: (i) exchange-traded futures contracts on underlying commodities (“Commodities Futures”); (ii) other instruments whose value is derived from or linked to price movements of underlying physical commodities, represented by exchange-traded futures contracts on commodity indices, commodity-linked notes, exchange-traded options on Commodities Futures, swaps on commodities and commodity-related forward contracts (collectively, these are “Commodity-Linked Instruments”); (iii) exchange-traded products related to or providing exposure to commodities (i.e., commodity-linked equity securities, investment companies, other ETFs, exchange-traded notes (“ETNs”) and commodity pools), as described further below (collectively, the “Commodity-Related Assets”); and (iv) cash, cash-like instruments or high-quality securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize investments in the Commodities Futures and Commodity-Linked Instruments.

While the Fund may invest directly in Commodity-Related Assets and Collateral, it may not invest directly in physical commodities, Commodities Futures or Commodity-Linked Instruments. Instead, the Fund attempts to obtain investment returns that are highly correlated to the commodities markets by investing in these instruments indirectly through its Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures and Commodity-Linked Instruments in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the Fund and advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Commodities Futures and Commodity-Linked Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

The Subsidiary will invest in Commodities Futures that generally are components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on 14 of the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, heating oil, light crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc. Although the Subsidiary generally holds the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not invest in all of the Benchmark’s components or in the same proportion as the Benchmark. At times, it also may invest in Commodities Futures outside the Benchmark and emphasize some commodity sectors more than others. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of the futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodities. Pursuant to that process, all Commodities Futures selected for the Fund will have an expiration no longer than nine months, and the Adviser will limit the Fund’s economic exposure to any one commodity to 15% of the Fund’s assets and to any sector to 33% of the Fund’s assets.

The Subsidiary also invests a portion of its assets in Commodity-Linked Instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Although the Fund does not seek leveraged returns, investing in Commodity-Linked Instruments may have a leveraging effect on the Fund. The Commodity-Linked Instruments may be exchange-traded or traded over-the-counter (“OTC”).

The Fund (and the Subsidiary) may invest directly in Commodity-Related Assets. Such investments include the PowerShares DB Commodity Index Tracking Fund (the “Commodity Pool”), a commodity pool that seeks to track the performance of the Benchmark. The Fund will limit its investments in the Commodity Pool and other pools so that no single pool represents more than 25% of the Fund’s total assets. The Fund also may invest directly in ETNs, ETFs and other investment companies (including U.S. registered open-end investment companies (i.e., mutual funds), closed-end investment companies traded on U.S. exchanges, or exchange-traded non-U.S. investment companies traded on foreign exchanges), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and certain exemptive relief therefrom. In addition, the Fund may invest in exchange-traded common stocks of companies that operate in commodities, natural resources and energy businesses, and in associated businesses, as well as companies that provide services or have exposure to such businesses.

The Fund (and the Subsidiary, as applicable) invests its remaining assets directly in Collateral, which consists of high-quality securities such as U.S. Treasuries, other U.S. Government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality as the Adviser may determine) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in Commodities Futures and Commodity-Linked Instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Management Risk. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Commodity-Linked Derivative Risk. Investments linked to the prices of commodities may be considered speculative. The Fund's significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

Derivatives Risk. The Fund's use of derivative instruments (including options, futures contracts, options on futures contracts, swap agreements and forward contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund's exposure to commodities or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain.

Counterparty Risk. Certain of the Fund's investments in derivatives (such as swaps and forward contracts) may involve counterparties, which subjects the Fund to counterparty risk. Counterparty risk is the risk that the other party in an agreement or a participant to a transaction, such as a swap counterparty, might default on a contract or fail to perform by not paying amounts due or fulfilling the delivery conditions of the contract or transaction. In that event, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However the Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Strategy Risk. As a futures contract approaches its settlement date, the Fund may sell that futures contract and replace it with a similar contract with a more distant settlement date. This process is referred to as "rolling" a futures contract. The successful use of such a strategy depends upon the Adviser's skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to "roll" the contracts. The Adviser may not be successful in selecting futures contracts to achieve the Fund's investment objective.

Risk of Commodity-Linked Notes. Commodity-linked notes have characteristics of both a debt security and a derivative; typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities. In addition, these notes may be leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index; as a result, at the maturity of the note, the Fund may receive more or less principal than it originally invested.

Options Risk. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The risk of loss in trading uncovered call options in some strategies is potentially unlimited. There also is the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends; such predictions could prove incorrect and a part or all of the premium paid therefore could be lost.

Swaps Risk. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement.

Swaps can involve greater risks than a direct investment in an underlying asset, such as a commodity, because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. Swaps are subject to liquidity risk and counterparty risk and also may be difficult to value. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Adverse changes in the value or level of an underlying commodity can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Clearing Broker Risk. The Fund's investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant ("FCM")). Under current regulations, a clearing broker or FCM maintains customers' assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker's own obligations or the losses of the broker's other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Pooled Investment Vehicle Risk. The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying commodities in which the pooled vehicles invest. As a shareholder in such a vehicle, the Fund will incur duplicative expenses, bearing its share of that vehicle's expenses while also paying its own advisory and administrative fees. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

Investment Company Risk. An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund's investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund's expenses while also paying its own advisory and administrative fees.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer's credit rating, and other economic, legal, political or geographic events.

Equity Risk. The Fund may invest in equity securities and common stocks of companies that operate in commodities, natural resources and energy businesses, and in associated businesses, as well as companies that provide services or have exposure to such businesses. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or commodity related industries in general. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Liquidity Risk. The Fund may invest in instruments that at times may be illiquid. Such instruments may have a limited trading volume, and the size of the market for such an investment may be smaller. Illiquid instruments may be more difficult or costly to buy or sell as compared to more actively traded investments, which may prevent the Fund from achieving its investment objective.

Collateral Securities Risk. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses, and the Fund's investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds' operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund may seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest, as well as credit risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Interest Rate Risk. The Fund's investments in U.S. Government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer's creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund's value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.

Valuation Risk. During periods of reduced market liquidity or readily available market quotations, the Fund's ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees (the "Board") of the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the "Trust")) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, an investment in Shares may be less tax efficient than investments in shares of conventional ETFs, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Tax Risk. To qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements concerning the source of its income. The Fund's investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the "qualifying income" requirement applicable to RICs. The Internal Revenue Service ("IRS") has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not "qualifying income," the Fund may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Leverage Risk. The Subsidiary may invest in portfolio investments that can give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by the Fund, and may potentially result in a loss greater than the amount invested in the derivative itself. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for the Fund to do so.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Market Risk. The Fund's holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Gap Risk. The Fund is subject to the risk that a commodity price will change between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk. Under amended regulations promulgated by the CFTC, the Subsidiary and the Fund are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and as a commodity trading advisor ("CTA"), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's total return in its first calendar year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index. The Fund's performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invescopowershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s total return in its first calendar year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
5.67% (2nd Quarter 2015)	(16.05)% (3rd Quarter 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio | PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	$ 850
2015	rr_AnnualReturn2015	(27.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
1 Year	rr_AverageAnnualReturnYear01	(27.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2014
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio | Return After Taxes on Distributions | PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2014
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2014
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio | DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2014
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio | DBIQ Optimum Yield Diversified Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2014

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2017, Invesco PowerShares Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.